Bank Loans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank Loans
Total credit facility	$ 283.5	$ 216.2
Loan drawn on aggregate amount	$ 87.0	$ 72.7
Weighted average interest rate	1.80%	2.40%